TRADE RECEIVABLES - An aging analysis of the Company's trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 101,470	¥ 177,023
Within 90 days
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	34,309	35,846
Between 3 and 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	52,477	72,241
More than 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 14,684	¥ 68,936